Accounts and Bills Receivable, net (Accounts Receivable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts and Bills Receivable, net [Abstract]
Accounts receivable	$ 1,917	11,943	16,213
Less: Allowance for doubtful accounts	(192)	(1,196)	(1,785)
Accounts receivable, net of allowance for doubtful accounts	1,725	10,747	14,428
Bills receivable	1,740	10,840	38,029
Accounts and bills receivable, net	$ 3,465	21,587	52,457